OPERATING SEGMENT INFORMATION - Non cash items by segment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Non-cash items per segment:
Constitution (Reversal) of Onerous Contract	R$ (1,493,469)	R$ 2,194,498	R$ 366,477
Reportable Segment
Non-cash items per segment:
Depreciation and amortization	1,751,303	1,843,785	1,842,600
Constitution (Reversal) of Onerous Contract	(1,493,469)	2,194,498	5,827,633
Provision for recoverable assets (Impairment)	640,631	5,537,062	366,477
Total	898,465	9,575,346	8,036,710
Administration / Management
Non-cash items per segment:
Depreciation and amortization	194,022	201,993	189,085
Constitution (Reversal) of Onerous Contract			(1,663)
Provision for recoverable assets (Impairment)	213,488	(1,852)
Total	407,510	200,142	187,422
Generation
Non-cash items per segment:
Depreciation and amortization	1,470,334	1,562,407	1,242,709
Constitution (Reversal) of Onerous Contract	(612,425)	1,904,749	5,470,206
Provision for recoverable assets (Impairment)	1,618,759	3,396,523	102,518
Total	2,476,668	6,863,679	6,815,433
Transmission
Non-cash items per segment:
Depreciation and amortization		3,510	3,728
Constitution (Reversal) of Onerous Contract	18,102	(729,564)	336,762
Provision for recoverable assets (Impairment)	(1,107,481)	2,363,556	263,959
Total	(1,089,379)	1,637,502	604,449
Distribution
Non-cash items per segment:
Depreciation and amortization	86,948	75,875	407,078
Constitution (Reversal) of Onerous Contract	(899,146)	1,019,313	22,328
Provision for recoverable assets (Impairment)	(84,135)	(221,165)
Total	R$ (896,333)	R$ 874,023	R$ 429,406